WBI BullBear Trend Switch US 3000 Total Return ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 98.9%
32,925	iShares Russell 3000 ETF	$8,638,532
186,880	Schwab US Broad Market ETF	9,977,523
43,766	Vanguard Total Stock Market ETF +	9,964,206

	TOTAL EXCHANGE TRADED FUNDS (Cost $27,197,257)	28,580,261

Shares/Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
3,080,980	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (a)(b)	3,080,980

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,080,980)	3,080,980

	TOTAL INVESTMENTS - 109.6% (Cost $30,278,237)	31,661,241
	Liabilities in Excess of Other Assets - (9.6)%	(2,767,903)

	NET ASSETS - 100.0%	$28,893,338

+	All or portion of this security is on loan as of March 31, 2022. Total value of securities on loan is $2,972,232.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2022.
(b)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.